UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2015 Fund

December 31, 2010

Zero Coupon 2015 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 85.3%
Federal Judiciary, 4.94%, 2/15/14	$ 51,000	$ 47,844
Federal Judiciary, 4.78%, 2/15/15	5,485,000	4,930,445
STRIPS - COUPON, 4.20%, 2/15/15	9,650,000	8,998,210
AID (Israel), 4.72%, 5/1/15	10,000,000	9,109,160
AID (Israel), 4.72%, 5/15/15	2,350,000	2,137,309
STRIPS - COUPON, 3.63%, 5/15/15	17,158,000	15,855,622
REFCORP STRIPS - COUPON, 9.53%, 7/15/15	32,279,000	29,244,580
AID (Israel), 4.10%, 8/15/15	15,000,000	13,501,980
Federal Judiciary, 4.78%, 8/15/15	7,021,000	6,167,576
STRIPS - COUPON, 9.56%, 8/15/15	2,428,000	2,222,273
STRIPS - PRINCIPAL, 3.37%, 8/15/15	6,000,000	5,498,400
REFCORP STRIPS - COUPON, 7.42%, 10/15/15	31,598,000	28,309,754
STRIPS - COUPON, 2.59%, 11/15/15	37,731,000	34,160,780
STRIPS - PRINCIPAL, 2.72%, 11/15/15	40,250,000	36,511,741
REFCORP STRIPS - COUPON, 5.15%, 1/15/16	4,159,000	3,684,500
Federal Judiciary, 5.42%, 2/15/16	10,000	8,563
STRIPS - COUPON, 8.64%, 2/15/16	5,000,000	4,480,405
STRIPS - PRINCIPAL, 3.68%, 2/15/16	2,500,000	2,245,537
STRIPS - COUPON, 4.53%, 5/15/16	9,200,000	8,153,426
REFCORP STRIPS - COUPON, 8.23%, 7/15/16	28,091,000	24,274,444
STRIPS - COUPON, 4.42%, 8/15/16	11,000,000	9,618,378
REFCORP STRIPS - COUPON, 9.38%, 10/15/16	42,742,000	36,480,724
STRIPS - COUPON, 3.75%, 11/15/16	1,500,000	1,297,679
STRIPS - PRINCIPAL, 4.74%, 11/15/16	2,000,000	1,733,248
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $251,661,424)		288,672,578
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 14.3%
FICO STRIPS - COUPON, 5.00%, 4/6/14	3,570,000	3,384,078
TVA STRIPS - COUPON, 4.97%, 5/1/14	150,000	140,331
FICO STRIPS - COUPON, 5.08%, 5/2/14	96,000	90,755
FICO STRIPS - COUPON, 5.08%, 5/30/14	3,821,000	3,602,385
FICO STRIPS - COUPON, 4.97%, 10/5/14	22,000	20,490
FICO STRIPS - COUPON, 5.00%, 11/30/14	180,000	166,646
FICO STRIPS - COUPON, 5.13%, 2/8/15	136,000	124,870
FICO STRIPS - COUPON, 6.78%, 2/8/15	7,681,000	7,052,418
FICO STRIPS - COUPON, 4.98%, 4/6/15	3,038,000	2,771,488
FICO STRIPS - COUPON, 5.76%, 4/6/15	1,017,000	927,783
FNMA STRIPS - COUPON, 5.46%, 7/15/15	2,337,000	2,089,075
FHLMC STRIPS - COUPON, 4.28%, 9/15/15	3,500,000	3,104,542
TVA STRIPS - COUPON, 4.30%, 11/1/15	4,000,000	3,505,220
FICO STRIPS - COUPON, 5.47%, 11/2/15	52,000	46,262
FICO STRIPS - COUPON, 5.77%, 11/11/15	2,000,000	1,777,180
FNMA STRIPS - COUPON, 3.44%, 11/15/15	3,000,000	2,638,863
FICO STRIPS - COUPON, 5.16%, 12/6/15	190,000	168,310
FICO STRIPS - COUPON, 4.70%, 12/27/15	5,125,000	4,528,173
FICO STRIPS - COUPON, 6.42%, 6/6/16	5,000,000	4,323,730

Zero Coupon 2015 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA STRIPS - COUPON, 4.29%, 11/15/16	$9,250,000	$ 7,725,396
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $42,872,625)		48,187,995
TEMPORARY CASH INVESTMENTS — 0.4%
FHLB Discount Notes, 0.00%, 1/3/11(2)	1,296,000	1,296,000
JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	2,252	2,252
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,298,252)		1,298,252
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $295,832,301)		338,158,825
OTHER ASSETS AND LIABILITIES(3)		142,339
TOTAL NET ASSETS — 100.0%		$338,301,164

Notes to Schedule of Investments
AID	=	Agency for International Development
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FICO	=	Financing Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.
(3)	Category is less than 0.05% of total net assets.

Zero Coupon 2015 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero- Coupon U.S. Treasury Securities and Equivalents	–	$288,672,578	–
Zero-Coupon U.S. Government Agency Securities	–	48,187,995	–
Temporary Cash Investments	$2,252	1,296,000	–
Total Value of Investment Securities	$2,252	$338,156,573	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$295,938,673
Gross tax appreciation of investments	$42,220,152
Gross tax depreciation of investments	–
Net tax appreciation (depreciation) of investments	$42,220,152

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2020 Fund

December 31, 2010

Zero Coupon 2020 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 88.8%
Federal Judiciary, 5.27%, 2/15/19	$ 306,000	$ 221,577
Federal Judiciary, 5.67%, 8/15/19	339,000	237,851
REFCORP STRIPS - COUPON, 5.00%, 10/15/19	630,000	460,137
REFCORP STRIPS - PRINCIPAL, 5.01%, 10/15/19	6,500,000	4,789,687
REFCORP STRIPS - COUPON, 8.53%, 1/15/20	14,674,000	10,546,982
REFCORP STRIPS - COUPON, 6.35%, 4/15/20	7,299,000	5,158,203
AID (Israel), 4.62%, 5/1/20	15,000,000	10,509,870
AID (Israel), 5.91%, 5/15/20	396,000	276,701
REFCORP STRIPS - COUPON, 8.41%, 7/15/20	25,918,000	18,032,215
REFCORP STRIPS - PRINCIPAL, 6.52%, 7/15/20	26,144,000	18,270,212
Federal Judiciary, 6.19%, 8/15/20	115,000	75,237
STRIPS - COUPON, 4.81%, 8/15/20	2,500,000	1,780,427
REFCORP STRIPS - COUPON, 4.03%, 10/15/20	12,059,000	8,265,685
REFCORP STRIPS - PRINCIPAL, 5.76%, 10/15/20	5,000,000	3,444,325
STRIPS - COUPON, 3.78%, 11/15/20	55,057,000	38,655,189
REFCORP STRIPS - COUPON, 8.45%, 1/15/21	16,789,000	11,340,567
REFCORP STRIPS - PRINCIPAL, 6.00%, 1/15/21	13,535,000	9,192,783
Federal Judiciary, 5.75%, 2/15/21	110,000	69,675
STRIPS - COUPON, 5.12%, 2/15/21	20,188,000	13,980,574
STRIPS - PRINCIPAL, 4.09%, 2/15/21	11,000,000	7,660,213
AID (Israel), 4.40%, 5/15/21	5,000,000	3,289,160
STRIPS - COUPON, 6.05%, 5/15/21	10,000,000	6,823,590
STRIPS - PRINCIPAL, 5.22%, 5/15/21	13,250,000	9,078,145
STRIPS - COUPON, 4.94%, 8/15/21	13,000,000	8,744,515
STRIPS - PRINCIPAL, 3.94%, 8/15/21	4,500,000	3,041,811
STRIPS - COUPON, 3.59%, 11/15/21	6,000,000	3,967,836
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $167,211,483)		197,913,167
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 10.8%
FICO STRIPS - PRINCIPAL, 5.81%, 4/5/19	535,000	401,320
TVA STRIPS - COUPON, 5.66%, 5/1/19	11,000	7,978
FICO STRIPS - PRINCIPAL, 4.64%, 9/26/19	5,700,000	4,156,508
TVA STRIPS - COUPON, 5.70%, 11/1/19	9,000	6,320
FHLMC STRIPS - COUPON, 6.30%, 1/15/20	6,250,000	4,374,338
FNMA STRIPS - COUPON, 4.95%, 7/15/20	10,000,000	6,765,230
Government Trust Certificates, 5.76%, 4/1/21	7,683,000	4,824,816
FHLMC STRIPS - COUPON, 5.39%, 9/15/21	5,727,000	3,597,593
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $21,469,068)		24,134,103
TEMPORARY CASH INVESTMENTS — 0.5%
FHLB Discount Notes, 0.00%, 1/3/11(2)	1,149,000	1,149,000

Zero Coupon 2020 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

JPMorgan 100% U.S. Treasury Securities Money Market Fund Agency Shares	1,399	$ 1,399
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,150,399)		1,150,399
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $189,830,950)		223,197,669
OTHER ASSETS AND LIABILITIES — (0.1)%		(241,140)
TOTAL NET ASSETS — 100.0%		$222,956,529

Notes to Schedule of Investments
AID	=	Agency for International Development
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FICO	=	Financing Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Zero Coupon 2020 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$197,913,167	–
Zero-Coupon U.S. Government Agency Securities	–	24,134,103	–
Temporary Cash Investments	$1,399	1,149,000	–
Total Value of Investment Securities	$1,399	$223,196,270	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,089,664
Gross tax appreciation of investments	$33,218,502
Gross tax depreciation of investments	(110,497)
Net tax appreciation (depreciation) of investments	$33,108,005

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Zero Coupon 2025 Fund

December 31, 2010

Zero Coupon 2025 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1)— 85.6%
REFCORP STRIPS - COUPON, 6.56%, 1/15/24	$ 4,650,000	$ 2,615,318
REFCORP STRIPS - COUPON, 6.66%, 4/15/24	1,560,000	864,452
REFCORP STRIPS - COUPON, 4.99%, 7/15/24	6,926,000	3,778,230
REFCORP STRIPS - COUPON, 5.41%, 10/15/24	12,184,000	6,546,293
REFCORP STRIPS - COUPON, 6.37%, 1/15/25	24,097,000	12,760,807
STRIPS - COUPON, 6.21%, 2/15/25	2,000,000	1,098,348
REFCORP STRIPS - COUPON, 6.56%, 4/15/25	23,013,000	12,009,403
REFCORP STRIPS - COUPON, 6.14%, 7/15/25	20,000,000	10,289,320
STRIPS - COUPON, 4.52%, 8/15/25	2,000,000	1,066,240
STRIPS - COUPON, 5.00%, 11/15/25	36,800,000	19,329,973
STRIPS - COUPON, 4.96%, 2/15/26	21,299,000	11,013,372
REFCORP STRIPS - COUPON, 6.34%, 4/15/26	42,941,000	21,110,869
STRIPS - COUPON, 5.81%, 5/15/26	9,991,000	5,087,917
REFCORP STRIPS - COUPON, 7.30%, 7/15/26	29,127,000	14,093,449
STRIPS - COUPON, 5.64%, 8/15/26	7,100,000	3,560,927
STRIPS - COUPON, 5.15%, 11/15/26	12,000,000	5,931,144
STRIPS - PRINCIPAL, 3.31%, 11/15/26	5,000,000	2,524,040
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $111,084,043)		133,680,102
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1)— 14.4%
FNMA STRIPS - COUPON, 6.14%, 4/8/24	10,000	5,406
TVA STRIPS - COUPON, 6.58%, 5/1/24	1,000,000	525,234
FHLMC STRIPS - COUPON, 5.45%, 9/15/24	42,000	21,784
FNMA STRIPS - COUPON, 5.30%, 1/15/25	247,000	127,246
FHLMC STRIPS - COUPON, 5.06%, 3/15/25	5,342,000	2,686,112
FHLMC STRIPS - COUPON, 5.18%, 3/15/25	8,593,000	4,320,002
FNMA STRIPS - COUPON, 5.11%, 5/15/25	1,838,000	913,558
FHLMC STRIPS - COUPON, 5.05%, 9/15/25	7,162,000	3,485,616
FHLMC STRIPS - COUPON, 5.13%, 9/15/25	5,184,000	2,522,959
TVA STRIPS - COUPON, 6.08%, 11/1/25	1,162,000	555,019
TVA STRIPS - PRINCIPAL, 5.70%, 11/1/25	9,188,000	4,452,009
FHLMC STRIPS - COUPON, 5.35%, 12/11/25	5,000,000	2,395,340
FNMA STRIPS - COUPON, 5.10%, 1/15/26	841,000	406,218
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $21,221,941)		22,416,503
TEMPORARY CASH INVESTMENTS — 0.4%
FHLB Discount Notes, 0.00%, 1/3/11(2)
(Cost $667,000)	667,000	667,000
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $132,972,984)		156,763,605
OTHER ASSETS AND LIABILITIES — (0.4)%		(553,544)
TOTAL NET ASSETS — 100.0%		$156,210,061

Zero Coupon 2025 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
Equivalent	=	Security whose principal payments are secured by the U.S. Treasury
FHLB	=	Federal Home Loan Bank
FHLMC	=	Federal Home Loan Mortgage Corporation
FNMA	=	Federal National Mortgage Association
REFCORP	=	Resolution Funding Corporation
STRIPS	=	Separate Trading of Registered Interest and Principal of Securities
TVA	=	Tennessee Valley Authority

(1)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

Zero Coupon 2025 – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	–	$133,680,102	–
Zero-Coupon U.S. Government Agency Securities	–	22,416,503	–
Temporary Cash Investments	–	667,000	–
Total Value of Investment Securities	–	$156,763,605	–

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,832,969
Gross tax appreciation of investments	$23,391,416
Gross tax depreciation of investments	(460,780)
Net tax appreciation (depreciation) of investments	$22,930,636

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY TARGET MATURITIES TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2011